Schedule of Revenue (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue		$ 9,128,666	$ 6,711,225	$ 1,681,533
Bitcoin Operations in Duffsite [Member]
Disaggregation of Revenue [Line Items]
Total revenue	[1]	5,921,064	6,570,520	1,681,533
Bitcoin Operation in Memphis site [Member]
Disaggregation of Revenue [Line Items]
Total revenue	[2]	2,898,511
Hosting Fees From Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total revenue	[3]	$ 309,091	$ 140,705

[1]	The output of bitcoins in Duff during 2025 is 61.22 coins (2024:100.55 coins and 2023:43.93 coins ). The main reason for the decline is that since April 2024, Bitcoin has begun to halve its supply.
[2]	The Company started mining at the Memphis site from the end of March 2025 (total 27.87 coins).
[3]	The Company began providing hosting services to third parties and charging a service fee from July 1, 2024.